LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 29, 2024	Jul. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Revenue			$ 8,511	$ 5,640	$ 1,675
IIA [Member]
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay			3%-4% of revenues derived from research and development projects
Aggregate grant received linked to the US CPI			$ 9,402
Aggregate grant paid			$ 3,896
Percentage of grant received			100.00%
Canonic Ltd [Member]
Disclosure of transactions between related parties [line items]
Maximum grants amount from Smart money program		$ 85
Percentage of royalties the company undertook to pay		3% of yearly revenues
Percentage of grant received		100.00%
Marketing expenses receivable			$ 42
Base for royalty payments		$ 284
Lavie Bio Ltd [Member]
Disclosure of transactions between related parties [line items]
Maximum grants amount from Smart money program	$ 83
Percentage of royalties the company undertook to pay	3% of yearly revenues
Percentage of grant received	100.00%
Marketing expenses receivable			$ 78
Base for royalty payments	$ 276